Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of commitments and future payments
In addition to commitments disclosed elsewhere in the financial statements, the Corporation has other contractual commitments, either directly or through its interests in joint operations. Approximate future payments under these agreements are as follows:

	2018	2019	2020	2021	2022	2023 and thereafter	Total
Natural gas, transportation, and other purchase contracts	48	7	5	5	4	29	98
Transmission	9	6	6	3	—	—	24
Coal supply and mining agreements	155	159	161	23	14	96	608
Long-term service agreements	108	50	41	31	15	35	280
Non-cancellable operating leases(1)	9	9	9	9	9	111	156
Growth	27	—	—	—	—	—	27
TransAlta Energy Transition Bill	6	6	6	6	6	6	36
Total	362	237	228	77	48	277	1,229
(1) Includes amounts under certain evergreen contracts on the assumption of the Corporation’s continued operations.